DEBT (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Maturities of marketable securities	$ 0	$ 75,006,000
Repayment of term loan	0	$ 39,664,000
Debt Instrument, Fair Value Disclosure	554,177,000		$ 573,818,000
Total debt outstanding	545,000,000		554,700,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Fair Value Disclosure	$ 534,177,000		544,118,000
Senior Secured Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument term	5 years
Maximum borrowing capacity	$ 360,000,000
Line of credit, outstanding	4,010,000
Total debt outstanding	$ 20,000,000		$ 29,700,000